Note 9 - Long-term Debt (Details) - Summary of Future Annual Loan Repayments for Long-term Debt	Dec. 31, 2015 USD ($)
Summary of Future Annual Loan Repayments for Long-term Debt [Abstract]
2016	$ 14,810,000
2017	7,629,373
2018	2,653,333
2019	15,428,334
Total	$ 40,521,040